INVESTMENTS - Change of investments (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CHANGES IN INVESTMENTS
Provision for losses on investments		R$ 129,814	R$ 337,152
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		32,100,302	32,224,264
Capital reduction/increase and others		(42,125)
Effects of deconsolidation			56,072
Acquisition of control of invested company			(1,138,562)
Transfer Held for Sale		(2,997,585)
Other Comprehensive Results		260,731	(27,441)
Dividends and Interest on Equity		(1,221,677)	(1,552,374)
Equity equivalence		2,420,421	2,077,530
(Constitutions) Reversals of estimated losses		207,338	460,813
Balance at the end of the period		30,727,405	32,100,302
Associates | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		14,465,784	13,862,743
Capital reduction/increase and others		3,519
Transfer Held for Sale		(2,279,664)
Other Comprehensive Results		224,592	(17,410)
Dividends and Interest on Equity		(640,618)	(836,104)
Equity equivalence		1,921,796	1,456,555
Balance at the end of the period		R$ 13,695,409	R$ 14,465,784
Eletronuclears
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			67.95%
Proportion of ownership interest in associate		67.95%	67.95%
Percentage of Share Capital		67.95%
Eletronuclears | Common shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			35.90%
Percentage of Share Capital		35.90%
Eletronuclears | Preferred shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			99.99%
Percentage of Share Capital		99.99%
Eletronuclears | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 7,213,354	R$ 7,188,028
Other Comprehensive Results		133,068	(1,204)
Equity equivalence		562,181	26,530
Balance at the end of the period		R$ 7,908,603	R$ 7,213,354
ISA Energia
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	14.11%
Proportion of ownership interest in associate		21.63%	35.74%
ISA Energia | Common shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		9.73%
ISA Energia | Preferred shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		29.28%
ISA Energia | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 5,368,079	R$ 5,007,916
Capital reduction/increase and others		(1,511)
Transfer Held for Sale		(2,279,664)
Other Comprehensive Results		87,874	(68,008)
Dividends and Interest on Equity		(325,103)	(519,299)
Equity equivalence		874,509	947,470
Balance at the end of the period		3,724,184	5,368,079
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,884,351
Capital reduction/increase and others		5,030
Other Comprehensive Results		3,650
Dividends and Interest on Equity		(315,515)
Equity equivalence		485,106
Balance at the end of the period		R$ 2,062,622	R$ 1,884,351
Others | Minimum
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		33.41%	33.41%
Others | Maximum
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		40.44%	40.44%
Jointly controlled | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 17,634,518	R$ 18,361,521
Capital reduction/increase and others		(45,644)
Effects of deconsolidation			56,072
Acquisition of control of invested company			(1,138,562)
Transfer Held for Sale		(717,921)
Other Comprehensive Results		36,139	(10,031)
Dividends and Interest on Equity		(581,059)	(716,270)
Equity equivalence		498,625	620,975
(Constitutions) Reversals of estimated losses		207,338	460,813
Balance at the end of the period		R$ 17,031,996	R$ 17,634,518
Norte Energia S.A. - NESA
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.98%	49.98%
Provision for losses on investments		R$ 7,262	R$ 337,152
Norte Energia S.A. - NESA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		5,292,261	6,060,822
Equity equivalence		(835,909)	(431,409)
(Constitutions) Reversals of estimated losses		329,890	(337,152)
Balance at the end of the period		R$ 4,786,242	5,292,261
Jirau Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		40.00%
Jirau Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 3,581,236
Equity equivalence		87,473
Balance at the end of the period		3,668,709	R$ 3,581,236
Belo Monte Transmissora de Energia SPE S.A
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			49.00%
Belo Monte Transmissora de Energia SPE S.A | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 2,152,092	R$ 2,005,808
Effects of deconsolidation			550
Dividends and Interest on Equity			(63,089)
Equity equivalence			208,823
Balance at the end of the period			R$ 2,152,092
Interligao Eltrica do Madeira S.A. - IE Madeira
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%	49.00%
Interligao Eltrica do Madeira S.A. - IE Madeira | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 1,961,829	R$ 1,735,667
Dividends and Interest on Equity		(49,696)	(67,845)
Equity equivalence		234,265	201,815
(Constitutions) Reversals of estimated losses			92,192
Balance at the end of the period		R$ 2,146,398	R$ 1,961,829
Mata de Santa Genebra Transmissora S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.90%	49.90%
Mata de Santa Genebra Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 733,745	R$ 548,104
Transfer Held for Sale		(692,276)
Dividends and Interest on Equity		(89,807)	(13,782)
Equity equivalence		R$ 48,338	58,030
(Constitutions) Reversals of estimated losses			141,393
Balance at the end of the period			R$ 733,745
Companhia Energetica Sinop S.A. - SINOP
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%	49.00%
Provision for losses on investments		R$ 40,723
Companhia Energetica Sinop S.A. - SINOP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		639,077	R$ 526,442
Dividends and Interest on Equity		(5,915)
Equity equivalence		24,934	(27,042)
(Constitutions) Reversals of estimated losses		(40,723)	139,677
Balance at the end of the period		R$ 617,373	R$ 639,077
Empresa de Energia Sao Manoel S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		33.33%	33.33%
Provision for losses on investments		R$ 81,829
Empresa de Energia Sao Manoel S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		579,508	R$ 588,913
Equity equivalence		687	(9,405)
(Constitutions) Reversals of estimated losses		(81,829)
Balance at the end of the period		R$ 498,366	R$ 579,508
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%	49.00%
Interligao Eltrica Garanhuns S.A. - IE Garanhuns | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 543,270	R$ 502,090
Dividends and Interest on Equity		(47,444)	(16,433)
Equity equivalence		65,475	57,613
Balance at the end of the period		R$ 561,301	R$ 543,270
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		50.38%	50.38%
Transnorte Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 230,070	R$ 39,627
Effects of deconsolidation			28,826
Equity equivalence		148,309	38,830
(Constitutions) Reversals of estimated losses			122,787
Balance at the end of the period		R$ 378,379	R$ 230,070
Serra do Facao Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		54.01%	54.01%
Serra do Facao Energia S.A. | Common shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		43.03%	43.03%
Serra do Facao Energia S.A. | Preferred shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		100.00%	100.00%
Serra do Facao Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Capital reduction/increase and others		R$ (54,013)
Equity equivalence		R$ 54,013
Sistema de Transmissao Nordeste S.A.- STN
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%	40.00%
Sistema de Transmissao Nordeste S.A.- STN | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 264,072	R$ 269,217
Dividends and Interest on Equity		(37,416)	(52,145)
Equity equivalence		56,465	47,000
Balance at the end of the period		R$ 283,121	R$ 264,072
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		24.50%	49.00%
Paranaiba Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 249,010	R$ 222,169
Dividends and Interest on Equity		(8,301)	(8,360)
Equity equivalence		27,915	35,201
Balance at the end of the period		R$ 268,624	R$ 249,010
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		40.00%	40.00%
Enerpeixe S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 263,636	R$ 261,789
Dividends and Interest on Equity			(1,848)
Equity equivalence		(9,555)	3,695
Balance at the end of the period		R$ 254,081	R$ 263,636
Chapecoense Geracao S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		40.00%	49.00%
Chapecoense Geracao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 215,378	R$ 253,633
Dividends and Interest on Equity		(140,813)	(221,467)
Equity equivalence		194,137	183,212
Balance at the end of the period		R$ 268,702	215,378
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%
MGE Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 203,715
Dividends and Interest on Equity		(15,383)
Equity equivalence		23,480
Balance at the end of the period		R$ 211,812	R$ 203,715
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%	24.50%
Goias Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 191,575	R$ 206,773
Dividends and Interest on Equity		(24,498)	(29,751)
Equity equivalence		14,892	14,553
Balance at the end of the period		R$ 181,969	191,575
Rouar S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		50.00%
Rouar S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 123,443
Other Comprehensive Results		36,139
Dividends and Interest on Equity		(11,598)
Equity equivalence		6,302
Balance at the end of the period		R$ 154,286	R$ 123,443
Vamcruz I Participaes S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%	24.50%
Vamcruz I Participaes S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 131,599	R$ 130,332
Dividends and Interest on Equity		(486)	(394)
Equity equivalence		3,704	1,661
Balance at the end of the period		R$ 134,817	131,599
Transenergia Renovavle S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%
Transenergia Renovavle S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 101,563
Dividends and Interest on Equity		(1,681)
Equity equivalence		7,298
Balance at the end of the period		R$ 107,180	R$ 101,563
Lago Azul Transmisso S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.90%	49.90%
Lago Azul Transmisso S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 24,978	R$ 71,987
Acquisition of control of invested company			(59,451)
Transfer Held for Sale		(25,645)
Dividends and Interest on Equity		(37)	(5,109)
Equity equivalence		R$ 704	(7,427)
Balance at the end of the period			R$ 24,978
Tijoa Participaes e Investimentos
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.90%	49.90%
Tijoa Participaes e Investimentos | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 29,903	R$ 28,527
Dividends and Interest on Equity		(33,709)	(41,813)
Equity equivalence		42,691	43,189
Balance at the end of the period		38,885	R$ 29,903
Teles Pires Participaes S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			100.00%
Teles Pires Participaes S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period			R$ 315,385
Effects of deconsolidation			26,696
Acquisition of control of invested company			(589,111)
Equity equivalence			(38,234)
(Constitutions) Reversals of estimated losses			R$ 285,264
Triangulo Mineiro Transmissora S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			100.00%
Triangulo Mineiro Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period			R$ 199,746
Acquisition of control of invested company			(217,489)
Dividends and Interest on Equity			(4,410)
Equity equivalence			R$ 22,153
Retiro Baixo Energtica S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			100.00%
Retiro Baixo Energtica S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period			R$ 155,470
Acquisition of control of invested company			(168,566)
Equity equivalence			R$ 13,096
Vale do Sao Bartolomeu Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			90.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period			R$ 89,860
Acquisition of control of invested company			(103,945)
Dividends and Interest on Equity			(3,120)
Equity equivalence			R$ 17,205
Transenergia Sao Paulo
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			49.00%
Transenergia Sao Paulo | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		101,563	R$ 96,112
Dividends and Interest on Equity			(13,117)
Equity equivalence			18,568
Balance at the end of the period			101,563
Other | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		123,106
Capital reduction/increase and others		8,369
Dividends and Interest on Equity		(7,052)
Equity equivalence		11,116
Balance at the end of the period		135,539	123,106
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		176,362	158,714
Dividends and Interest on Equity			(147,086)
Equity equivalence			119,256
(Constitutions) Reversals of estimated losses			16,652
Balance at the end of the period			176,362
Others | Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,884,351	1,666,799
Other Comprehensive Results			51,802
Dividends and Interest on Equity			(316,805)
Equity equivalence			482,555
Balance at the end of the period			R$ 1,884,351
Rouar
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			50.00%
Rouar | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		123,443	R$ 133,828
Other Comprehensive Results			(10,031)
Dividends and Interest on Equity			(12,560)
Equity equivalence			12,206
Balance at the end of the period			R$ 123,443
MGE Transmissao
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			49.00%
MGE Transmissao | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 203,715	R$ 196,954
Dividends and Interest on Equity			(13,941)
Equity equivalence			20,702
Balance at the end of the period			203,715
Belo Monte Transmissora de Energia SPE S.A. - BMTE
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%
Belo Monte Transmissora de Energia SPE S.A. - BMTE | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 2,151,544
Dividends and Interest on Equity		(107,223)
Equity equivalence		291,891
Balance at the end of the period		2,336,212	R$ 2,151,544
Energia Sustentavel do Brasil S.A. - ESBR
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture			40.00%
Energia Sustentavel do Brasil S.A. - ESBR | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 3,581,236	R$ 3,563,552
Equity equivalence			17,684
Balance at the end of the period			R$ 3,581,236